     MERRIMAN                                 MERRIMAN INVESTMENT TRUST
 INVESTMENT TRUST                           1200 Westlake Ave N, Suite 700
                                                  Seattle, WA 98109
      MERRIMAN                                      1-800-423-4893
 FLEXIBLE BOND FUND                                 1-206-285-8877
                                                www.merrimanfunds.com
      MERRIMAN
GROWTH & INCOME FUND
                                                  INVESTMENT MANAGER
      MERRIMAN                                    Merriman Investment
CAPITAL APPRECIATION                              Management Company
        FUND                                 1200 Westlake Ave N, Suite 700
                                                   Seattle, WA  981098
      MERRIMAN
  ASSET ALLOCATION                                  CUSTODIAN AND
        FUND                                        TRANSFER AGENT
                                                 Firstar Trust Company
      MERRIMAN                                        PO Box 701
  LEVERAGED GROWTH                               Milwaukee, WI  53201
        FUND                                        1-800-224-4743

                                                    FUND COUNSEL
    ANNUAL REPORT                               Sullivan & Worcester
                                               Boston, Massachusetts
     YEAR ENDED
 SEPTEMBER 30, 1998




                              Officers & Trustees

                    Paul A. Merriman, President and Trustee

                  William L. Notaro, Executive Vice President,
                       Secretary, Treasurer, and Trustee

                            David A. Ederer, Trustee

                            Ben W. Reppond, Trustee

                            Donald E. West, Trustee

Dear Fellow Shareholder:

I'm pleased to report on another fiscal year for the Merriman Mutual Funds for the 12 months ended September 30. While the future, as always, is uncertain, we remain as committed as ever to our strategy of combining proper asset allocation and time-tested mechanical timing systems. We know of no better way investors can achieve reasonable rates of return while protecting their assets from the ravages of bear markets.

The performance of each of our five funds in the year ended September 30 is detailed later in this letter. To summarize: the Merriman Flexible Bond Fund gained 3.03 percent; the Merriman Growth and Income Fund was up 2.99 percent;
the Merriman Capital Appreciation Fund was down -3.87 percent;; the Merriman Asset Allocation Fund was down 2.57 percent and the Merriman Leveraged Growth Fund was down 6.71 percent.

THE ECONOMY

During this period, the U.S. economy remained the strongest of any major nation in the world. However, it was not immune to the economic problems which surfaced last year in Asia and have spread worldwide. As usual, the signals are mixed. The U.S. gross domestic product grew 3.3 percent in the third quarter of 1998, nearly twice the rate of the second quarter and far above analysts' expectation of a 2.1 percent gain.

Consumer spending, by far the largest component of GDP, was up 3.9 percent, outpacing wage increases. In September, the savings rate of U.S. consumers (after-tax dollars left over after spending) turned negative, -0.2 percent, for the first time since 1933. Combined, these statistics suggest consumers maintained their purchasing pace, using credit or dipping into their savings when the cash ran out. This situation, of course, cannot continue indefinitely, and a slowdown in spending in the coming months is widely forecast.

U.S. imports in the third quarter rose 3.4 percent, far below the 9.3 percent gain in the second quarter. U.S. manufacturing activity fell in October for the fifth straight month, and export orders fell for the 10th straight month.

Twice this fall, the Federal Reserve Open Market Committee reduced interest rates, and Fed officials said they see considerably slower growth next year, but not a recession. Inflation, measured at an annual rate of 0.8 percent in the third quarter of this year, reached its lowest level since 1963.

All these indicators were reflected in the U.S. stock market. The market peaked in July, then fell sharply in August and September, making the third quarter of 1998, the last quarter of our fiscal year, the worst for U.S. mutual funds in eight years.

In the 12 months ending September 30, the Standard & Poor's 500 Index gained 9.1 percent and the Nasdaq composite index gained 0.5 percent. The Russell 2000 Index, representing U.S. small-cap stocks, fell 19.0 percent. The Morgan Stanley Europe Asia and Far East index known as EAFE fell 8.3 percent. The market's declines experienced in the summer and early fall were shocking in their speed and severity to many Baby Boomer investors who have never lived through a real bear market.

Although U.S. and international stock markets unexpectedly roared back to life in late October and early November, the size, duration and effects of that rally are all unknown.

Despite the continuing problems in many regions of the world, we maintain our belief that U.S. equity investors are well served to have up to 35 percent of their portfolios in funds that hold international stocks. Stocks of large U.S. companies have done remarkably well in the past half dozen years. But that won't always be the case, and another time will come when gains in international investments will offset losses in the U.S. In eight calendar years since 1970 (1971, 1972, 1977, 1978, 1985, 1980, 1987 and 1994), gains in international investments were two to six times as great as those in the U.S. That's why international funds make up a significant part of our funds' equity investments.

THE OUTLOOK

We are often asked for our views of the months and quarters just ahead, and our answers are always the same. We understand the reasons many people are bullish, and we think they have much validity. We also understand why many investors are bearish, or at least quite fearful, and we think those reasons have much validity. However, we don't take sides or make predictions, because we haven't found any reliable way to forecast the future.

We are not bulls, although we believe (and we hope for investors' sake) that the world's equity markets are likely to continue their long-term upward bias. We are not bears, although we believe the current market levels are filled with potential danger and we are certain that major bear markets lie ahead. Instead, we are trend-followers with a mechanical investment strategy designed to make money whichever way the market turns.

MARKET TIMING - DIFFERENT FROM THE AVERAGES

Our funds have globally diversified portfolios and they use timing to move into and out of the markets and the funds in which they invest. Because of that, their performance is not directly comparable to that of the popular untimed indexes such as the Dow Jones Industrial Average, the S&P 500 and EAFE.

This presents a challenge to you as an investor: What is the proper benchmark by which such funds should be measured? There is no perfect answer. The charts that accompany this letter compare the performance of our equity Funds with the Standard and Poors 500 Index and our Flexible Bond Fund with the Salomon BIG Index, both popular, broad-based indexes.

However, we think the best comparison for each of our funds is the performance, without timing, of mutual funds that invest in the same asset classes as the funds in our portfolios. The best data we have is from Morningstar, which tracks thousands of mutual funds. Using that data, we have constructed what we call an Appropriate Benchmark for each of our funds, as follows:

Our Capital Appreciation, Growth & Income and Leveraged Growth funds each allocate up to 65 percent of their assets to U.S. equity funds and up to 35 percent to international equity funds. (Within each allocation, investments are switched between equity funds and cash, according to our timing systems.) For these three funds, the Appropriate Benchmark is the performance, without timing, of a theoretical portfolio, always fully invested, made up of all U.S. equity funds and all international equity funds, weighted at 65 percent and 35 percent, respectively.

The Appropriate Benchmark for our Asset Allocation Fund is the performance, without timing, of a theoretical portfolio, always fully invested and weighted as follows: all U.S. equity funds, 30 percent; all international equity funds, 30 percent; all U.S. bond funds, 15 percent; all international bond funds, 15 percent; and all gold stock funds, 10 percent. Those are the weightings we use in our Fund.

The Appropriate Benchmark for the Merriman Flexible Bond Fund is the performance, without timing, of a theoretical portfolio, always fully invested and weighted as follows: all U.S. corporate bond funds, 40 percent; all international bond funds, 35 percent/ and all U.S. high-yield bond funds, 25 percent. Those are the weightings we use in our Fund.

The reason we use timing is simple: Bull markets are wonderful, but they never last forever, as many investors were startled to learn this year. It's every bit as normal for markets to fall as to rise. And when they fall, they can quickly erase months or even years of gains. We believe this is a serious detriment to investors, emotionally as well as financially. Our top priority is to manage this risk in order to defend investors' capital while striving to achieve favorable returns.

However, in prolonged bull markets, timing inevitably underperforms a buy-and-hold approach. There are two reasons for that. First, timing has no way to "add value" to a rising market. Even when all signals indicate buy, the timer who is 100 percent invested has no advantage over the buy-and-hold investor who is 100 percent invested.

Second, bull markets are punctuated with temporary declines, some of which inevitably trigger one or more timing models into cautionary sell signals. At the moment of such a signal, there is absolutely no way to know whether it indicates the start of a real bear market or whether it will turn out to be only a false alarm. Inevitably, some sell signals are followed by buy signals that put investors back into the market at higher prices than when they sold.

There is no reliable way that timers can avoid such counterproductive trades. Even though the resulting losses are usually relatively small, those losses induce a performance penalty compared with buy-and-hold investing. This is why our funds have underperformed the markets during the strong bull market of the past few years.

As a shareholder in the Merriman Mutual Funds, I don't like this performance penalty any more than anyone else. But I regard it as a necessary cost of protecting my capital from major declines. It is somewhat akin to the cost of insuring my home. I'd rather not pay the insurance premium. But I know that a fire or some other disaster is possible, and I'd much rather buy insurance than assume all the risk myself.

Likewise as an investor, I'd much rather pay the underperformance penalty, and protect my investments from a bear market, than leave myself exposed without a defensive strategy. And personally I am certain that there are greater odds of a bear market threatening my portfolio than of a fire threatening my home.

HOW WE MANAGE THESE FUNDS

As an investor, I want long-term results. Yet I want to know my assets are being actively protected every moment the markets are open. We believe our shareholders deserve nothing less than that. While our investment focus is on long-term results, we manage our funds in the short-term. Every business day, we track current market trends that affect every asset in our portfolio, and we are always ready to act on any new signals from our timing models to guide us as we attempt to maximize gains and minimize losses.


MERRIMAN FLEXIBLE BOND FUND

The Merriman Flexible Bond Fund invests in a broad spectrum of fixed-income securities that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. The Fund's present investment policy is to maintain a balance of 35 percent in international bonds, 25 percent in U.S. high-yield bonds and the remaining 40 percent in high-grade U.S. government and corporate bonds. When our timing systems indicate declining markets, we shift assets to money-market instruments and other cash equivalents.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Flexible Bond Fund and the Salomon Big Index.

Start Date                                   10-06-88
End Date                                     09-30-98
Begining Value                               $10,000
End Value - Merriman Flexible Bond Fund      $20,469
End Value - Salomon Big Index                $24,437
Average Annual Total Return of
  Merriman Flexible Bond Fund        1YR      5YR      10YR      Since Inception
                                    3.03%    5.79%     7.43%          7.42%

In the 12 months ending September 30, according to Morningstar, the average U.S. bond fund produced a total return of 6.6 percent. The Fund appreciated 3.0 percent, compared with a gain of 2.5 percent for the same balance of U.S. and international bond funds, (the Appropriate Benchmark for this fund). According to Morningstar, the Fund's volatility is about 29 percent less than the average U.S. bond fund and 58 percent less than the average international bond fund.

MERRIMAN GROWTH AND INCOME FUND

The Growth and Income Fund invests primarily in growth-and-income funds, employing the same balance of domestic and international funds, and similar timing models to preserve capital, as does the Capital Appreciation Fund. For the 12 months ending September 30, the Fund's total return was up 3.0 percent. A similar mix of domestic and international funds without timing, (the Appropriate Benchmark for this fund) was down 13.8 percent. Morningstar data indicate the Fund's volatility was 51 percent less than the average of those funds.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Growth and Income Fund and the S&P 500 Index.

Start Date                                   12-29-88
End Date                                     09-30-98
Begining Value                               $10,000
End Value - Merriman Growth & Income Fund    $22,605
End Value - S&P 500 Index                    $47,702
Average Annual Total Return of
  Merriman Growth & Income Fund      1YR           5YR          Since Inception
                                    2.99%         10.73%              8.72%

MERRIMAN CAPITAL APPRECIATION FUND

The Merriman Capital Appreciation Fund seeks growth of capital by investing in U.S. and international growth, aggressive growth and small-cap funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds. As with all our funds, whenever our timing models indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money market instruments or other cash equivalents.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Capital Appreciation Fund and the S&P 500 Index.

Start Date                                        05-02-89
End Date                                          09-30-98
Begining Value                                    $10,000
End Value - Merriman Capital Appreciation Fund    $20,174
End Value - S&P 500 Index                         $40,737
Average Annual Total Return of
  Merriman Capital Appreciation Fund      1YR        5YR       Since Inception
                                         (3.87)%    7.23%          7.73%

In the year ended September 30, the Fund was down 3.9 percent. A similar mix of domestic and international funds without timing, (the Appropriate Benchmark for this fund) was down 13.8 percent. According to Morningstar, the volatility of the Fund was 45 percent lower than the average of funds in the growth, aggressive growth, small-cap and international equity categories. We believe this makes the Capital Appreciation Fund an excellent choice for investors who seek growth as well as preservation of capital with wide diversification.

MERRIMAN ASSET ALLOCATION FUND

The Asset Allocation Fund spreads its investments among five major asset groups and applies market timing to each one. The Fund's present investment policy is to maintain 30 percent of the portfolio in domestic equity funds, 30 percent in international equity funds, 15 percent in U.S. bond funds, 15 percent in international bond funds and 10 percent in gold funds.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Asset Allocation Fund and the S&P 500 Index.

Start Date                                        05-02-89
End Date                                          09-30-98
Begining Value                                    $10,000
End Value - Merriman Asset Allocation Fund        $19,046
End Value - S&P 500 Index                         $40,737
Average Annual Total Return of
  Merriman Asset Allocation Fund          1YR        5YR       Since Inception
                                         (2.57)%    5.99%          7.08%

For the year ending September 30, the Fund's total return was down 2.6 percent. According to Morningstar data, an untimed portfolio of the same balance of funds, (the Appropriate Benchmark for this fund) would have lost 12.0 percent. The Asset Allocation Fund's volatility was about 26 percent less than multi-asset global funds tracked by Morningstar.

MERRIMAN LEVERAGED GROWTH FUND

The Leveraged Growth Fund's defensive strategy uses market timing systems similar to those of the Capital Appreciation Fund and maintains a similar balance of domestic and international funds. During rising markets, this Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gain.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Leveraged Growth Fund and the S&P 500 Index.

Start Date                                        05-27-92
End Date                                          09-30-98
Begining Value                                    $10,000
End Value - Merriman Leveraged Growth Fund        $16,393
End Value - S&P 500 Index                         $28,452
Average Annual Total Return of
  Merriman Leveraged Growth Fund          1YR        5YR       Since Inception
                                         (6.71)%    9.37%          8.11%

For the 12 months ended September 30, the Fund's total return was down 6.7 percent, compared with a loss of 13.8 percent for a similar mix of domestic and international equity funds held without timing or leverage, (the Appropriate Benchmark for this fund). According to Morningstar, the Fund's volatility was about 26 percent less than the average of growth, aggressive growth and small-cap funds and 19 percent less than that of the average international fund.

IN SUMMARY

While U.S. stocks have provided rich rewards for investors in recent years, this year illustrates how quickly a severe correction can erase prior gains. We believe most investors, especially the many who began their investment experience in the 1990s, are not prepared psychologically for the serious losses that could occur in a prolonged bear market. This lack of preparation is likely to lead many people into untimely, emotional investment decisions that will compound whatever damage their portfolios suffer as a result of market swings.

In our view, broad diversification, coupled with automatic, mechanical timing, is the best way investors can avoid such untimely decisions and minimize market risks while they attempt to preserve and grow their capital. We appreciate your confidence in the Merriman Mutual Funds and in our defensive approach to investing. We will continue to closely watch each of your investments every business day, and we look forward to (though we cannot guarantee) having a favorable report for you next year.

Sincerely,




Paul A. Merriman
President

                           MERRIMAN FLEXIBLE BOND FUND
                            Portfolio of Investments
                               September 30, 1998



                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
               HIGH GRADE CORPORATE BOND FUNDS:  38.64%
               ----------------------------------------
261,785        Babson Bond Trust L.T.......... .................$        421,474
 30,579        Columbia Fixed Inc Securities Fund ...............        421,071
 27,614        Dreyfus A Bonds Plus Fund ........................        405,381
 40,742        Fidelity Intermediate Bond Fund ..................        423,712
 28,207        Scudder Income Fund ..............................        384,459
 46,875        Stein Roe Intermediate Bond Fund .................        421,406
 36,907        Strong Corporate Bond Fund .......................        420,368
                                                                         -------

               Total High Grade Corporate Bond Funds
               (Cost $2,872,398).................................      2,897,871
                                                                       ---------

               INTERNATIONAL BOND FUNDS: 32.86%
               --------------------------------
 39,819        Am Cent-Benham Intl Bond Fund ....................        490,570
 40,501        Federated Intl Income Fund Class A ...............        447,136
 50,685        Fidelity Adv Emerging Mkts Inc Fund ..............        363,411
 42,891        Fidelity International Fund ......................        377,867
 53,391        Scudder Emerging Mkts Income Fund ................        349,711
 44,211        Scudder Global Bond Fund .........................        435,916
                                                                         -------

               Total International Bond Funds
               (Cost $2,384,989).................................      2,464,611
                                                                       ---------

                MONEY MARKET FUNDS: 22.42%
                --------------------------
  472,937       AIM Invsmt Port Dollar Fund Class A ............         472,937
  367,177       Federated Investors Treasury Obl Fund ..........         367,177
  364,254       Federated Master Trust Fund ....................         364,254
   25,858       Fidelity Daily Money Market Portfolio ..........          25,858
   45,695       Fidelity US Govt Res Money Mkt Fund ............          45,695
  366,431       INVESCO Cash Reserves Fund .....................         366,431
   39,124       Strong Money Market Fund .......................          39,124
                                                                          ------

                Total Money Market Funds
                (Cost $1,681,476) ..............................       1,681,476
                                                                       ---------


 PRINCIPAL
    AMOUNT
    ------
                SHORT-TERM DEMAND NOTES:  5.66%
                -------------------------------
 $ 366,300      Firstar Bank Milwaukee, NA
                5.0937%, 3/12/99................................         366,300

    58,000      General Mills, Inc.
                4.9487%, 2/15/99................................          58,000
                                                                          ------

                Total Short-Term Demand Notes
                (Cost $424,300).......................................   424,300
                                                                         -------

                Total Investment in Securities
                (Cost $7,363,163) (a)......................... 99.58%  7,468,258
                Other Assets
                 Less Liabilities.............................  0.42%     31,677
                                                                ----      ------

                NET ASSETS....................................100.00% $7,499,935
                                                             =======  ==========

(a)Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

                Gross unrealized appreciation....................... $  136,115
                Gross unrealized depreciation.........................  (31,020)
                                                                        -------
                Net Unrealized Appreciation..........................$  105,095
                                                                     ==========

                 See Accompanying Notes to Financial Statements

                          MERRIMAN GROWTH & INCOME FUND
                            Portfolio of Investments
                               September 30, 1998



                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
                DOMESTIC EQUITY FUNDS:  52.15%
                ------------------------------
 16,142         Am Cent Income & Growth Fund.... ..............$         402,087
 18,213         Columbia Common Stock Fund .....................         408,890
  8,109         Fidelity Equity Income Fund ....................         402,188
 10,201         Fidelity Growth & Income Fund ..................         393,948
 15,808         Janus Growth & Income Fund .....................         405,953
 20,554         Lexington Growth & Income Fund .................         411,075
 18,675         Neuberger & Berman Guardian Fund ...............         400,578
 20,231         SAFECO Equity Fund .............................         412,919
 18,389         SAFECO Income Fund .............................         400,324
 19,465         Salomon Brothers Inv Fund Class O ..............         393,778
 11,038         WPG Growth & Income Fund .......................         410,838
                                                                         -------
                Total Domestic Equity Funds
                (Cost $4,561,224)...............................       4,442,578
                      ----------                                       ---------

               MONEY MARKET FUNDS:  25.93%
               ---------------------------
410,106        AIM Invt Port Dollar Fund Class A ................        410,106
  5,973        Am Cent Benham Govt Agency Fund ..................          5,973
  5,101        Columbia Daily Income Fund .......................          5,101
 14,333        Fidelity US Govt Res Money Mkt Fund ..............         14,333
856,715        INVESCO Cash Reserves Fund .......................        856,715
412,736        Janus Money Market Fund ..........................        412,736
  7,029        Neuberger Cash Reserves Fund .....................          7,029
  4,214        SAFECO Money Market Fund .........................          4,214
423,913        Value Line Cash Fund .............................        423,913
 68,866        WPG Govt Money Market Fund .......................         68,866
                                                                          ------
               Total Money Market Funds
               (Cost $2,208,986).................................      2,208,986
                                                                       ---------


 PRINCIPAL
    AMOUNT
    ------
               SHORT-TERM DEMAND NOTES:   21.71%
               ---------------------------------
$  337,500     American Family Financial Services, Inc
               4.9628%, 7/26/99..................................        337,500
   349,800     Firstar Bank Milwaukee, NA
               5.0937%, 3/12/99..................................        349,800
   370,000     General Mills, Inc
               4.9487%, 2/15/99..................................        370,000
   397,500     Pitney Bowes, Inc
               4.9487%, 2/3/99...................................        397,500
   394,200     Warner Lambert Co
               4.963%, 7/26/99...................................        394,200
                                                                         -------
               Total Short-Term Demand Notes
               (Cost $1,849,000).................................      1,849,000
                                                                       ---------
               Total Investment in Securities
               (Cost $8,619,210) (a) ..........................99.79%  8,500,564

               Other Assets
                Less Liabilities................................0.21%     17,661
                                                               -----      ------

               NET ASSETS.....................................100.00% $8,518,225
                                                             =======  ==========


(a)Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

              Gross unrealized appreciation.....................$             -
              Gross unrealized depreciation......................      (118,646)
                                                                       --------
              Net Unrealized Depreciation.........................$    (118,646)
                                                                  =============

                 See Accompanying Notes to Financial Statements

                       MERRIMAN CAPITAL APPRECIATION FUND
                            Portfolio of Investments
                               September 30, 1998



                                                                    MARKET VALUE
  SHARES                                                               (NOTE 2A)
  ------                                                               ---------
                DOMESTIC EQUITY FUNDS:  53.82%
                ------------------------------
  22,825        Am Cent 20th Century Growth Fund ...............        $622,197
  33,021        Columbia Special Fund ..........................         633,679
  17,633        Federated Stock Trust ..........................         618,549
  12,954        Fidelity Trend Fund ............................         592,117
  31,605        Founders Discovery Fund ........................         619,773
  35,124        Founders Growth Fund ...........................         626,605
  31,424        SAFECO Growth Fund .............................         615,906
  23,923        Scudder Large Co Value Fund ....................         613,635
  25,264        Stein Rowe Special Fund ........................         618,468
  27,935        USAA Aggressive Growth Fund ....................         621,283
  33,368        Value Line Fund ................................         623,321
                                                                         -------
                Total Domestic Equity Funds
                (Cost $6,999,420)...............................       6,805,533
                                                                       ---------

                INTERNATIONAL EQUITY FUNDS:  4.95%
                ----------------------------------
  21,995        Scudder Global Fund
                (Cost $635,000).................................         625,542
                                                                         -------

                MONEY MARKET FUNDS:  33.57%
                ---------------------------
1,272,606       Am Cent Benham Prime Money Mkt Fund ............       1,272,606
    3,417       Columbia Daily Income Fund .....................           3,417
  446,668       Fidelity Cash Reserve Fund .....................         446,668
  636,284       INVESCO Cash Reserves Fund .....................         636,284
  605,000       INVESCO US Govt Money Mkt Fund .................         605,000
  630,447       Neuberger Cash Reserves Fund ...................         630,447
  619,257       USAA Money Market Fund .........................         619,257
   30,508       Value Line Cash Fund ...........................          30,508
                                                                          ------
                Total Money Market Funds
                (Cost $4,244,187)...............................       4,244,187
                                                                       ---------


 PRINCIPAL
    AMOUNT
    ------
                SHORT-TERM DEMAND NOTES:  7.57%
                -------------------------------
$  453,800      Firstar Bank Milwaukee, NA
                5.0937%, 3/12/99.................................        453,800
   502,900      General Mills, Inc
                4.9487%, 2/15/99.................................        502,900
                                                                         -------
                Total Short-Term Demand Notes
                (Cost $956,700)..................................        956,700
                                                                         -------


                Total Investment in Securities
                (Cost $12,835,307)........................(a).99.91%  12,631,962

                Other Assets Less Liabilities..................0.09%      11,734
                                                              -----       ------
                NET ASSETS ..................................100.00% $12,643,696
                                                            =======  ===========


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation....................$            -
                Gross unrealized depreciation.....................     (203,345)
                                                                       --------
                 Net Unrealized Depreciation......................$    (203,345)
                                                                  =============
                 See Accompanying Notes to Financial Statements

                         MERRIMAN ASSET ALLOCATION FUND
                            Portfolio of Investments
                               September 30, 1998



                                                                    MARKET VALUE
  SHARES                                                               (NOTE 2A)
  ------                                                               ---------
                DOMESTIC EQUITY FUNDS:  24.08%
                ------------------------------
  12,534        Am Cent 20th Century Select Fund ...............        $592,104
  16,634        Federated Stock Trust ..........................         583,532
  30,073        SAFECO Growth Fund .............................         589,428
  17,320        Scudder Development Fund .......................         577,806
  26,408        USAA Aggressive Growth Fund ....................         587,307
                                                                         -------
                Total Domestic Equity Funds
                (Cost $3,018,373)...............................       2,930,177
                                                                       ---------

                INTERNATIONAL EQUITY FUNDS:  4.86%
                ----------------------------------
  20,783        Scudder Global Fund
                (Cost $600,000).................................         591,063
                                                                         -------

                HIGH GRADE CORPORATE BOND FUNDS:  5.60%
                ---------------------------------------
 172,942        Babson Bond Trust L.T ..........................         278,437
  29,614        Scudder Income Fund ............................         403,644
                                                                         -------
                Total High Grade Corporate Bond Funds
                (Cost $674,523).................................         682,081
                                                                         -------

                INTERNATIONAL BOND FUNDS:  10.20%
                ---------------------------------
  30,049        Federated Intl Income Fund Class A .............         331,743
  82,877        Fidelity Advisor Emerging Mkts Inc Fund ........         594,226
  35,840        Fidelity International Fund ....................         315,752
                                                                         -------
                Total International Bond Funds
                (Cost $1,221,610)...............................       1,241,721
                                                                       ---------

               GOLD FUNDS:  11.05%
               -------------------
  44,557       Am Century Global Gold Fund ....................          278,481
 129,834       INVESCO Strategic Gold Fund ....................          259,669
  85,910       Lexington Gold Fund ............................          283,503
  38,525       Scudder Gold Fund ..............................          252,721
  48,096       USAA Gold Fund..................................          269,820
                                                                         -------
               Total Gold Funds
               (Cost $1,228,546)...............................        1,344,194
                                                                       ---------

               MONEY MARKET FUNDS:  41.29%
               ---------------------------
1,233,679      AIM Invst Port Dollar Fund Class A ..............       1,233,679
    7,991      Am Cent Benham Prime Money Mkt Fund .............          7,991
  614,238      Federated Investors Treas Oblig Fund ............         614,238
   17,317      Federated Master Trust Fund .....................          17,317
  223,428      Fidelity Cash Reserve Fund ......................         223,428
  313,280      Fidelity US Govt Res Money Mkt Fund .............         313,280
  613,644      Founders Money Market Fund ......................         613,644
  374,347      INVESCO Cash Reserves Fund ......................         374,347
  615,000      INVESCO US Govt Money Mkt Fund ..................         615,000
   14,760      Scudder Cash Invst Trust Fund ...................          14,760
  849,636      Stein Roe Cash Reserves Fund ....................         849,636
  146,523      USAA Money Market Fund ..........................         146,523
                                                                         -------

               Total Money Market Funds
               (Cost $5,023,843)................................       5,023,843
                                                                       ---------

 PRINCIPAL
    AMOUNT
    ------
               SHORT-TERM DEMAND NOTES:  2.80%
               -------------------------------
 $ 341,200     Firstar Bank Milwaukee, NA,
               5.0937%, 3/12/99

               (Cost $341,200)..................................         341,200
                                                                         -------

               Total Investment in Securities
               (Cost $12,108,095) (a).........................99.88%  12,154,279

               Other Assets
                 Less Liabilities............................  0.12%      14,020
                                                               ----       ------

               NET ASSETS....................................100.00% $12,168,299
                                                            =======  ===========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

               Gross unrealized appreciation...................      $  154,091
               Gross unrealized depreciation...................        (107,907)
                                                                       --------
               Net Unrealized Appreciation.....................      $   46,184
                                                                     ==========
                 See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                            Portfolio of Investments
                               September 30, 1998


                                                                    MARKET VALUE
  SHARES                                                               (NOTE 2A)
  ------                                                               ---------
               DOMESTIC EQUITY FUNDS: 83.45%
               -----------------------------
  28,977       Am Century 20th Century Growth Fund ..............       $789,927
  76,296       Am Century 20th Century Heritage Fund ............        744,649
  16,399       Am Century 20th Century Select Fund ..............        774,669
  41,672       Babson Growth Fund ...............................        783,021
  40,822       Columbia Special Fund ............................        783,367
  21,722       Federated Stock Trust ............................        762,006
  29,548       Fidelity Disciplined Equity Fund .................        769,130
  39,012       Founders Discovery Fund ..........................        765,032
  43,514       Founders Growth Fund .............................        776,297
  39,502       Robertson Stephens Emerg Grth Fund ...............        683,772
  38,783       SAFECO Growth Fund ...............................        760,137
  29,538       Scudder Large Co Value Fund ......................        757,650
  31,881       Stein Roe Special Fund ...........................        780,436
  19,703       Strong Opportunity Fund ..........................        704,572
  33,977       USAA Aggressive Growth Fund ......................        755,640
  41,330       Value Line Fund ..................................        772,045
  20,107       Value Line Leveraged Growth Fund .................        762,655
                                                                         -------
               Total Domestic Equity Funds
               (Cost $13,181,367)................................     12,925,005
                                                                      ----------

               INTERNATIONAL EQUITY FUNDS:  5.14%
               ----------------------------------
 106,369       Scudder Pacific Opportunity Fund
               (Cost $785,000)...................................        795,637
                                                                         -------

               MONEY MARKET FUNDS:  10.41%
               ---------------------------
   3,864       Columbia Daily Income Fund .......................          3,864
  30,000       Fidelity US Govt Res Money Mkt Fund ..............         30,000
   5,995       Founders Money Market Fund .......................          5,995
 791,231       INVESCO Cash Reserves Fund .......................        791,231
   5,000       Scudder US Treasury Money Mkt Fund ...............          5,000
 775,690       Stein Roe Cash Reserves Fund .....................        775,690
                                                                         -------
               Total Money Market Funds
               (Cost $1,611,780).................................      1,611,780
                     ----------                                        ---------

 PRINCIPAL
    AMOUNT
    ------
               SHORT-TERM DEMAND NOTES:  0.96%
               -------------------------------
$  148,700     Firstar Bank Milwaukee, NA
               5.0937%, 3/12/99
               (Cost $148,700)...................................        148,700
                                                                         -------
               Total Investment in Securities
               (Cost $15,726,847) (a).......................99.96%    15,481,122

               Other Assets
                Less Liabilities.............................0.04%         6,695
                                                            -----          -----

               NET ASSETS..................................100.00%  $ 15,487,817
                                                          =======   ============


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

               Gross unrealized appreciation....................      $  15,563
               Gross unrealized depreciation....................       (261,288)
                                                                       --------

               Net Unrealized Depreciation......................      $(245,725)
                                                                      =========

                 See Accompanying Notes to Financial Statements


                                                 STATEMENTS OF ASSETS AND LIABILITIES
                                                          September 30, 1998


                                                             MERRIMAN      MERRIMAN     MERRIMAN     MERRIMAN
                                                MERRIMAN     GROWTH &       CAPITAL       ASSET      LEVERAGED
                                              FLEXIBLE BOND   INCOME     APPRECIATION  ALLOCATION     GROWTH
                                                  FUND         FUND          FUND         FUND         FUND
                                                  ----         ----          ----         ----         ----
ASSETS
 Investments in securities, at market value
   (identified cost $7,363,163, $8,619,210,
   $12,835,307, $12,108,095 and $15,726,847,
   respectively) (Note 2)                      $7,468,258   $8,500,564  $12,631,962  $ 12,154,279 $ 15,481,122
 Cash (overdraft)                                  19,030          584          (40)        5,901          (22)
 Dividends and interest receivable                 31,112       33,954       43,968        44,420       37,251
 Receivable for capital stock sold                    760          288            -           225          767
                                                      ---          ---                        ---          ---
 Total assets                                   7,519,160    8,535,390   12,675,890    12,204,825   15,519,118
                                                ---------    ---------   ----------    ----------   ----------

LIABILITIES
   Accrued management fees                          5,447        8,715       13,201        12,558       16,224
   Other accrued expenses                           5,923        8,450       18,993        23,196       15,077
   Payable for capital stock repurchased              726            -            -           772            -
   Distributions payable                            7,129            -            -             -            -
                                                    -----
     Total liabilities                             19,225       17,165       32,194        36,526       31,301
                                                   ------       ------       ------        ------       ------

NET ASSETS
   (Applicable to 738,565, 863,219,  1,395,701,  1,254,516, and 1,453,130 shares of beneficial interest with no par value, unlimited number
   of shares authorized)                       $7,499,935   $8,518,225  $12,643,696   $12,168,299  $15,487,817
                                               ==========   ==========  ===========   ===========  ===========

PRICING OF SHARES
   Net asset value, offering and redemption
    price per share
   $ 7,499,935 /     738,565 shares            $    10.15
                                               ==========
   $ 8,518,225 /     863,219 shares                         $     9.87
                                                            ==========
   $12,643,696 / 1,395,701 shares                                        $     9.06
                                                                         ==========
   $12,168,299 / 1,254,516 shares                                                     $      9.70
                                                                                      ===========
   $15,487,817 / 1,453,130 shares                                                                   $    10.66
                                                                                                    ==========


NET ASSETS
   At September 30, 1998, net assets consisted of:
     Paid-in capital                           $7,404,458   $8,009,555  $12,377,122   $11,741,214  $14,797,852
     Undistributed net investment income               18       41,168            -             -            -
     Accumulated net realized gain (loss)          (9,636)     586,148      469,919       380,901      935,690
     Unrealized appreciation (depreciation)
      on investments                              105,095    (118,646)     (203,345)       46,184     (245,725)
                                                  -------    --------      --------        ------     --------
                                               $7,499,935   $8,518,225  $12,643,696   $12,168,299  $15,487,817
                                               ==========   ==========  ===========   ===========  ===========


See Accompanying Notes to Financial Statements




                                                       STATEMENTS OF OPERATIONS
                                                     Year ended September 30, 1998



                                                             MERRIMAN      MERRIMAN     MERRIMAN     MERRIMAN
                                                MERRIMAN     GROWTH &       CAPITAL       ASSET      LEVERAGED
                                              FLEXIBLE BOND   INCOME     APPRECIATION  ALLOCATION     GROWTH
                                                  FUND         FUND          FUND         FUND         FUND
INVESTMENT INCOME
   Interest                                    $   14,984   $   25,623   $   29,991   $    32,825   $   31,652
   Dividends                                      634,049      369,311      452,799       744,551      571,075
                                                  -------      -------      -------       -------      -------
     Total investment income                      649,033      394,934      482,790       777,376      602,727
                                                  -------      -------      -------       -------      -------

EXPENSES
   Management fees (Note 3)                        85,479      113,251      174,405       177,587      209,381
   Accounting services                             19,080       19,058       28,866        30,932       34,898
   Custodian fees                                   3,249        3,155        4,696         5,211        5,544
   Transfer agent fees                              6,783        7,696       17,995        17,900       21,786
   Interest expense (Note 4)                            -            -            -             -      230,843
   Professional services                            6,018        6,138        9,285         9,758       11,197
   Registration fees                                4,957        3,867        8,662         9,476        8,268
   Insurance and other                              3,433        3,488        6,557         7,236          306
   Printing                                         1,413        1,442        2,476         2,556        2,922
   Trustees fees                                      274          255          400           500          507
                                                      ---          ---          ---           ---          ---
   Total expenses                                 130,686      158,350      253,342       261,156      525,652
                                                  -------      -------      -------       -------      -------
   Net investment income                          518,347      236,584      229,448       516,220       77,075
                                                  -------      -------      -------       -------       ------

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS
   Net realized gain from security transactions    10,873    1,176,879    1,736,994     1,276,292    2,559,464
   Capital  gain distributions from  regulated
    investment companies                           12,656      426,459      602,938       411,558    1,019,123
   Net decrease in unrealized appreciation
    of investments                               (287,604)  (1,546,066)  (3,123,146)   (2,584,191)   (4,752,006)
                                                 --------   ----------   ----------    ----------    ----------
   Net realized and unrealized gain (loss)
    on investments                               (264,075)      57,272     (783,214)     (896,341)  (1,173,419)
                                                 --------       ------     --------      --------   ----------
   Net increase (decrease) in net assets
    resulting from operations                  $  254,272   $  293,856   $ (553,766) $  (380,121)  $(1,096,344)
                                               ==========   ==========   ==========  ===========   ===========



See Accompanying Notes to Financial Statements



                                                  STATEMENTS OF CHANGES IN NET ASSETS

                                                              MERRIMAN FLEXIBLE           MERRIMAN GROWTH &
                                                                   BOND FUND                 INCOME FUND
                                                                   ---------                 -----------

                                                            YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                           SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                                               1998          1997          1998          1997
                                                               ----          ----          ----          ----
OPERATIONS:
   Net investment income                                    $  518,347    $ 513,832    $  236,584   $  129,552
   Net realized gain on investments                             10,873      256,067     1,176,879      870,904
   Capital gain distributions from regulated investment
    companies                                                   12,656       17,291       426,459      256,262
   Net increase (decrease) in unrealized appreciation on
    investments                                               (287,604)      54,113    (1,546,066)     716,179
                                                              --------       ------    ----------      -------
   Net increase in net assets resulting from operations        254,272      841,303       293,856    1,972,897

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments        (189,519)           -    (2,141,643)    (747,438)
   Distributions from net investment income                   (550,400)    (513,096)     (195,416)    (166,200)

CAPITAL SHARE TRANSACTIONS:
   Increase (decrease) in net assets resulting from
     capital share transactions (Note 5)                    (1,233,968)     230,793     1,047,075     (246,740)
                                                            ----------      -------     ---------     --------
   Total increase (decrease)                                (1,719,615)     559,000      (996,128)     812,519

NET ASSETS
   Beginning of year                                         9,219,550    8,660,550     9,514,353    8,701,834
                                                             ---------    ---------     ---------    ---------
   End of year*                                             $7,499,935   $9,219,550    $8,518,225   $9,514,353
                                                            ==========   ==========    ==========   ==========


* Including undistributed net investment income of:         $       18    $  32,071    $   41,168   $        -
                                                            ==========    =========    ==========   =========



                                                                 MERRIMAN CAPITAL           MERRIMAN ASSET
                                                                 APPRECIATION FUND          ALLOCATION FUND
                                                                 -----------------          ---------------
                                                            YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                           SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                                               1998          1997          1998         1997
                                                               ----          ----          ----         ----
OPERATIONS:
   Net investment income                                    $  229,448   $   89,880   $   516,220   $  381,940
   Net realized gain on investments                          1,736,994      526,544     1,276,292       99,855
   Capital gain distributions from regulated investment
     companies                                                 602,938      416,968       411,558      339,133
   Net increase (decrease) in unrealized appreciation
     on investments                                         (3,123,146)   1,994,196    (2,584,191)   1,421,089
                                                            ----------    ---------    ----------    ---------
   Net increase (decrease) in net assets resulting from
     operations                                               (553,766)   3,027,588      (380,121)   2,242,017

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments      (2,717,812)  (1,466,440)   (1,744,120)  (1,375,201)
   Distributions from net investment income                   (229,448)     (89,880)     (631,484)    (490,612)

CAPITAL SHARE TRANSACTIONS:
   Increase (decrease) in net assets resulting from capital
     share transactions (Note 5)                               577,330   (2,568,688)   (1,619,333)  (1,566,169)
                                                               -------   ----------    ----------   ----------
   Total decrease                                           (2,923,696)  (1,097,420)   (4,375,058)  (1,189,965)

NET ASSETS
   Beginning of year                                        15,567,392   16,664,812    16,543,357   17,733,322
                                                            ----------   ----------    ----------   ----------
   End of year*                                            $12,643,696  $15,567,392  $ 12,168,299  $16,543,357
                                                           ===========  ===========  ============  ===========


* Including undistributed net investment income of:        $         -  $         -  $          -  $   115,264
                                                           ==========   ==========   ===========   ===========

See Accompany Notes to Financial Statements


                                            STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                MERRIMAN LEVERAGED
                                                                    GROWTH FUND
                                                                    -----------

                                                            YEAR ENDED    YEAR ENDED
                                                           SEPTEMBER 30, SEPTEMBER 30,
                                                               1998          1997
                                                               ----          ----
OPERATIONS:
   Net investment income (loss)                             $   77,075   $ (242,377)
   Net realized gain on investments                          2,559,464      209,024
   Capital gain distributions from regulated
    investment companies                                     1,019,123      741,886
   Net increase (decrease) in unrealized appreciation
    on investments                                          (4,752,006)   3,155,486
                                                            ----------    ---------
   Net increase (decrease) in net assets resulting
    from operations                                         (1,096,344)   3,864,019

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments      (3,585,901)    (710,872)
   Distributions from net investment income                    (77,075)           -

CAPITAL SHARE TRANSACTIONS:
   Increase (decrease) in net assets resulting from
     capital share transactions (Note 5)                     2,461,888   (1,062,025)
                                                             ---------   ----------
   Total increase (decrease)                                (2,297,432)   2,091,122

NET ASSETS
   Beginning of year                                        17,785,249   15,694,127
                                                            ----------   ----------
   End of year*                                            $15,487,817  $17,785,249
                                                           ===========  ===========


* Including undistributed net investment income of:        $         -  $         -
                                                           ===========  ===========

See Accompany Notes to Financial Statements




                                                    MERRIMAN LEVERAGED GROWTH FUND
                                                        STATEMENT OF CASH FLOWS



                                                                          YEAR ENDED                YEAR ENDED
                                                                         SEPTEMBER 30,             SEPTEMBER 30,
                                                                             1998                      1997
                                                                             ----                      ----
CASH FLOWS FROM OPERATING ACTIVITIES:
   Dividends and interest received                                       $  566,248                 $  544,041
   Operating expenses paid                                                 (567,681)                 (650,899)
   Net purchases of short-term investments                                 (613,973)                  627,256
   Purchases of portfolio securities                                    (60,596,479)              (25,418,536)
   Proceeds from sales of portfolio securities                           69,411,863                25,469,473
                                                                         ----------                ----------
      Net cash provided by operating activities                           8,199,978                   571,335
                                                                          ---------                   -------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from capital shares sold                                      2,917,335                 2,575,686
   Payments on capital shares redeemed                                   (3,948,058)               (4,315,499)
   Cash dividends paid *                                                   (171,132)                  (32,384)
   Net increase (decrease) in loan payable to custodian bank             (7,000,000)                1,200,000
                                                                         ----------                 ---------
   Net cash used for financing activities                                (8,201,855)                 (572,197)
                                                                         ----------                  --------
   Net change in cash                                                        (1,877)                     (862)
   Cash at beginning of year                                                  1,855                     2,717
                                                                              -----                     -----
   Cash at end of year                                                   $      (22)               $    1,855
                                                                         ==========                ==========

RECONCILIATION  OF  NET  INCREASE   (DECREASE)  IN  NET  ASSETS  RESULTING  FROM
   OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
   Net increase (decrease) in net assets resulting from operations      $(1,096,344)               $3,864,019
                                                                        -----------                ----------

   Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
   (Increase) decrease in investment securities                           9,374,830                (3,428,203)
   (Increase) decrease in dividends and interest receivable                 (36,479)                  125,414
   Decrease in deferred organization expenses                                     -                     1,151
   Increase (decrease) in accrued management fees                            (1,474)                    1,799
   Increase (decrease) in other accrued expenses                            (40,555)                    7,155
                                                                            -------                     -----

   Total Adjustments                                                      9,296,322                (3,292,684)
                                                                          ---------                ----------

     Net cash provided by operating activities                           $8,199,978                $  571,335
                                                                         ==========                ==========



   * Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $3,491,844 and $678,488, respectively.




See Accompanying Notes to Financial Statements



                                                         MERRIMAN MUTUAL FUNDS
                                                         FINANCIAL HIGHLIGHTS


                                                               FLEXIBLE BOND FUND
                                                  (for a share outstanding throughout the year)
                                                            Year Ended September 30,


                                            1998         1997         1996         1995        1994
                                            ----         ----         ----         ----        ----

Net asset value, beginning of year       $ 10.74      $ 10.36      $ 10.23      $  9.94     $ 10.97
                                         -------      -------      -------      -------     -------
Income from investment operations
   Net investment income                    0.63         0.60         0.63         0.55        0.42
   Net gains or losses on securities
     (realized and unrealized)             (0.32)        0.38         0.13         0.29       (0.37)
                                           -----         ----         ----         ----       -----
     Total from investment operations       0.31         0.98         0.76         0.84        0.05
                                            ----         ----         ----         ----        ----
Less distributions:
   From investment income                  (0.67)       (0.60)       (0.63)       (0.55)      (0.42)
   From realized capital gains             (0.23)           -            -            -       (0.66)
                                           -----                                              -----
     Total distributions                   (0.90)       (0.60 )      (0.63)       (0.55)      (1.08)
                                           -----        -----        -----        -----       -----
Net asset value, end of year             $ 10.15      $ 10.74      $ 10.36      $ 10.23     $  9.94
                                         =======      =======      =======      =======     =======
Total return                                3.03%        9.64%        7.62%        8.63%       0.36%
Net assets, end of year ($000)           $ 7,500      $ 9,220      $ 8,661      $ 8,592     $10,542
Ratio of expenses to average net assets     1.50%        1.46%        1.49%        1.50%       1.50%
Ratio of net income to average net assets   5.93%        5.54%        6.05%        5.17%       3.89%

Portfolio turnover rate                   206.12%      172.73 %     139.77%      291.46%     472.49%




                                                              GROWTH & INCOME FUND
                                                  (for a share outstanding throughout the year)
                                                            Year Ended September 30,


                                           1998          1997         1996         1995        1994
                                           ----          ----         ----         ----        ----
Net asset value, beginning of year       $ 12.96      $ 11.65      $ 11.32      $ 10.86     $ 10.92
                                         -------      -------      -------      -------     -------
Income from investment operations
   Net investment income                    0.32         0.19         0.27         0.24        0.11
   Net gains or losses on securities
     (realized and unrealized)             (0.17)        2.40         1.02         1.29       (0.04)
                                           -----         ----         ----         ----       -----
     Total from investment operations       0.15         2.59         1.29         1.53        0.07
                                            ----         ----         ----         ----        ----

Less distributions:
   From investment income                  (0.27)       (0.24)       (0.27)       (0.21)      (0.13)
   From realized capital gains             (2.97)       (1.04)       (0.69)       (0.86)          -
                                           -----        -----        -----        -----
     Total distributions                   (3.24)       (1.28)       (0.96)       (1.07)      (0.13)
                                           -----        -----        -----        -----       -----
Net asset value, end of year             $  9.87      $ 12.96      $ 11.65      $ 11.32     $ 10.86
                                         =======      =======      =======      =======     =======
Total return                                2.99%       24.11%       12.18%       15.41%       0.62%
Net assets, end of year ($000)           $ 8,518      $ 9,514      $ 8,702      $ 9,348     $10,701
Ratio of expenses to average net assets     1.75%        1.71%        1.77%        1.76%       1.90%
Ratio of net income to average net assets   2.61%        1.42%        2.33%        2.10%       0.87%

Portfolio turnover rate                   280.78%      105.11%      133.00%       78.64%     240.27%




                                                         MERRIMAN MUTUAL FUNDS
                                                   FINANCIAL HIGHLIGHTS (continued)

                                                             CAPITAL APPRECIATION FUND
                                                   (for a share outstanding throughout the year)
                                                             Year Ended September 30,


                                            1998         1997         1996         1995        1994
                                            ----         ----         ----         ----        ----
Net asset value, beginning of year       $ 12.02      $ 10.93      $ 11.69      $ 10.82     $ 11.63
                                         -------      -------      -------      -------     -------
Income from investment operations
   Net investment income                    0.19         0.06         0.19         0.09        0.19
   Net gains or losses on securities
     (realized and unrealized)             (0.74)        2.13         0.37         1.56       (0.38)
                                           -----         ----         ----         ----       -----
     Total from investment operations      (0.55)        2.19         0.56         1.65       (0.19)
                                           -----         ----         ----         ----       -----
Less distributions:
   From investment income                  (0.20)       (0.06)       (0.22)       (0.07)      (0.16)
   From realized capital gains             (2.21)       (1.04)       (1.10)       (0.71)      (0.46)
                                           -----        -----        -----        -----       -----
     Total distributions                   (2.41)       (1.10)       (1.32)       (0.78)      (0.62)
                                           -----        -----        -----        -----       -----
Net asset value, end of year             $  9.06      $ 12.02      $ 10.93      $ 11.69     $ 10.82
                                         =======      =======      =======      =======     =======
Total return                               (3.87)%      21.93%        5.69%       16.43%      (1.64)%
Net assets end of year ($000)            $12,644      $15,567      $16,665      $22,205     $25,579
Ratio of expenses to average net assets     1.81%        1.79%        1.84%        1.78%       1.58%
Ratio of net income to average net assets   1.64%        0.58%        1.74%        0.80%       1.70%

Portfolio turnover rate                   446.18%      114.36%      254.77%      146.40%     344.25%




                                                               ASSET ALLOCATION FUND
                                                   (for a share outstanding throughout the year)
                                                             Year Ended September 30,



                                           1998          1997         1996         1995        1994
                                           ----          ----         ----         ----        ----
Net asset value, beginning of year       $ 11.88      $ 11.61      $ 11.21      $ 11.22     $ 11.97
                                         -------      -------      -------      -------     -------
Income from investment operations
   Net investment income                    0.40         0.26         0.30         0.25        0.19
   Net gains or losses on securities
     (realized and unrealized)             (0.76)        1.27         0.50         0.62        0.15
                                           -----         ----         ----         ----        ----
     Total from investment operations      (0.36)        1.53         0.80         0.87        0.34
                                           -----         ----         ----         ----        ----
Less distributions:
   From investment income                  (0.48)       (0.33)       (0.16)       (0.25)      (0.20)
   From realized capital gains             (1.34)       (0.93)       (0.24)       (0.63)      (0.89)
                                           -----        -----        -----        -----       -----
     Total distributions                   (1.82)       (1.26)       (0.40)      ( 0.88)      (1.09)
                                           -----        -----        -----       - ----       -----
Net asset value, end of year             $  9.70      $ 11.88      $ 11.61      $ 11.21     $ 11.22
                                         =======      =======      =======      =======     =======
Total return                               (2.57)%      14.43%        7.41%        8.49%       2.91%
Net assets end of year ($000)            $12,168      $16,543      $17,733      $22,632     $29,984
Ratio of expenses to average net assets     1.84%        1.78%        1.82%        1.76%       1.56%
Ratio of net income to average net assets   3.63%        2.26%        2.53%        2.11%       1.63%

Portfolio turnover rate                   351.19%      161.57%      204.55%      288.45%     449.55%




                                                         MERRIMAN MUTUAL FUNDS
                                                   FINANCIAL HIGHLIGHTS (continued)



                                                                  LEVERAGED GROWTH FUND
                                                      (for a share outstanding throughout the year)
                                                                Year Ended September 30,


                                            1998         1997         1996         1995        1994
                                            ----         ----         ----         ----        ----
Net asset value, beginning of year       $ 14.85      $ 12.30      $ 12.30      $ 10.42     $ 10.41
                                         -------      -------      -------      -------     -------
Income from investment operations
   Net investment income (loss)             0.06        (0.20)       (0.08)       (0.04)       0.07
   Net gains or losses on securities
     (realized and unrealized)             (1.18)        3.33         0.84         2.33        0.03
                                           -----         ----         ----         ----        ----
     Total from investment operations      (1.12)        3.13         0.76         2.29        0.10
                                           -----         ----         ----         ----        ----
Less distributions:
   From investment income                  (0.06)           -            -        (0.07)      (0.09)
   From realized capital gains             (3.01)       (0.58)       (0.76)       (0.34)          -
                                           -----        -----        -----        -----
     Total distributions                   (3.07)       (0.58)       (0.76)       (0.41)      (0.09)
                                           -----        -----        -----        -----       -----
Net asset value, end of year             $ 10.66      $ 14.85      $ 12.30      $ 12.30     $ 10.42
                                         =======      =======      =======      =======     =======
Total return                               (6.71)%      26.66%        6.85%       22.85%       0.91%
Net assets end of year ($000)            $15,488      $17,785      $15,694      $ 9,686     $ 5,459
Ratio of expenses to average net
  assets (a)                                3.13%        4.13%        3.70%        2.82%       2.06%
Ratio of net income (loss) to average
  net assets                                0.46%       (1.52)%      (0.78)%      (0.68)%      0.62%

Portfolio turnover rate                   351.46%      130.36%      247.36%       87.50%     379.64%


(a) Expenses include interest expense of 1.38%, 2.36%, 1.95% and 1.01% for 1998, 1997, 1996 and 1995, respectively.







INFORMATION RELATING TO OUTSTANDING DEBT DURING THE YEAR SHOWN BELOW.


                                                Average              Average Number
                     Amount of Debt         Amount of Debt              of Shares            Average Amount of
                     Outstanding at           Outstanding              Outstanding            Debt per Share
Year ended             End of Year          During the Year          During the Year          During the Year

September 30, 1998    $         -             $2,521,205                1,403,276                  $1.80

September 30, 1997     $7,000,000             $4,295,452                1,250,115                  $3.44

September 30, 1996     $5,800,000             $2,981,434                1,156,941                  $2.58

September 30, 1995     $4,000,000              $779,589                  656,687                   $1.19


                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



NOTE 1 - ORGANIZATION

Merriman Flexible Bond Fund, Merriman Growth & Income Fund, Merriman Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

Each fund has specific investment objectives: The objectives of the Flexible Bond Fund are income, preservation of capital and, secondarily, growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Capital Appreciation Fund is capital appreciation. The objectives of the Asset Allocation Fund are high total return consistent with reasonable risk. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October losses.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                     FLEXIBLE BOND      ALL OTHER
                                         FUND             FUNDS
                                         ----             -----
         On the first $250 million      1.000%           1.250%
         On the next $250 million        .875%           1.125%
         On all above $500 million       .750%           1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $15 million in net assets, 1.5% on the next $35 million, and 1% of net assets over $50 million for the Merriman Capital Appreciation Fund, the Merriman Asset Allocation Fund, and the Merriman Growth & Income Fund, to 2% of the first $15 million in net assets, 1.5% of the next $15 million in net assets, and 1% of net assets over $30 million for the Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman Flexible Bond Fund.

There were no reimbursements made for the year ending September 30, 1998.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

The Merriman Leveraged Growth Fund pays $14,000 per year to maintain an unsecured $7,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at September 30, 1998 was $0.

NOTE 5 - (SEE FOLLOWING)

NOTE 6 - (SEE FOLLOWING)

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5 - CAPITAL SHARES

At September 30, 1998, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                MERRIMAN FLEXIBLE BOND FUND                   MERRIMAN GROWTH & INCOME FUND
                                ---------------------------                   -----------------------------

                          YEAR ENDED               YEAR ENDED              YEAR ENDED             YEAR ENDED
                         SEPTEMBER 30,            SEPTEMBER 30,           SEPTEMBER 30,          SEPTEMBER 30,
                             1998                     1997                    1998                   1997
                             ----                     ----                    ----                   ----
                        SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                        ------    -----        ------      -----        ------     -----       ------     -----
Shares sold........... 120,276  $1,244,591    280,944   $2,964,179      91,829  $  921,821     55,591   $  653,181
Shares issued in
   reinvestment  of
   distributions......  67,777     691,809     45,339      477,703     247,885   2,284,641     81,475      896,229
                        ------     -------     ------      -------     -------   ---------     ------      -------
                       188,053   1,936,400    326,283    3,441,882     339,714   3,206,462    137,066    1,549,410
Shares redeemed.......(308,064) (3,170,368)  (303,348)  (3,211,089)   (210,649) (2,159,387)  (150,162)  (1,796,150)
                      --------  ----------   --------   ----------    --------  ----------   --------   ----------
Net increase
 (decrease)           (120,011)$(1,233,968     22,935    $ 230,793     129,065  $1,047,075    (13,096)  $ (246,740)
                      ======== ===========     ======    =========     =======  ==========    =======   ==========


                            MERRIMAN CAPITAL APPRECIATION FUND               MERRIMAN ASSET ALLOCATION FUND
                            ----------------------------------               ------------------------------

                          YEAR ENDED               YEAR ENDED              YEAR ENDED             YEAR ENDED
                         SEPTEMBER 30,            SEPTEMBER 30,           SEPTEMBER 30,          SEPTEMBER 30,
                             1998                     1997                    1998                   1997
                             ----                     ----                    ----                   ----
                        SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                        ------    -----        ------      -----        ------     -----       ------     -----
Shares sold ..........  62,795  $ 592,751     103,803   $1,122,921      78,757   $  789,442   151,724  $1,719,250
Shares issued in
   reinvestment of
   distributions ..... 335,412  2,928,073     152,931    1,547,665     244,854    2,305,794   171,398   1,818,529
                       -------  ---------     -------    ---------     -------    ---------   -------   ---------
                       398,207  3,520,824     256,734    2,670,586     323,611    3,095,236   323,122   3,537,779
Shares redeemed ..... (297,864)(2,943,494)   (485,512)  (5,239,274)   (461,409)  (4,714,569) (457,711) (5,103,948)
                      -------- ----------    --------   ----------    --------   ----------  --------  ----------
Net increase
 (decrease)            100,343  $ 577,330    (228,778) $(2,568,688)   (137,798) $(1,619,333) (134,589)$(1,566,169)
                       =======  =========    ========  ===========    ========  ===========  ======== ===========



                              MERRIMAN LEVERAGED GROWTH FUND
                              ------------------------------
                           YEAR ENDED               YEAR ENDED
                         SEPTEMBER 30,            SEPTEMBER 30,
                             1998                     1997
                             ----                     ----
                         SHARES    VALUE        SHARES      VALUE
                         ------    -----        ------      -----
Shares sold........... 253,147  $2,918,102    201,597   $2,574,986
Shares issued in
   reinvestment of
   distributions...... 340,688   3,491,844     57,160      678,488
                       -------   ---------     ------      -------
                       593,835   6,409,946    258,757    3,253,474
Shares redeemed.......(338,631) (3,948,058)  (336,514)  (4,315,499)
                      --------  ----------   --------   ----------
Net increase
 (decrease)            255,204  $2,461,888    (77,757)$ (1,062,025)
                       =======  ==========    ======= ============


NOTE 6 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments and money market funds for the year ended September 30, 1998 were as follows:

                                              Purchases        Sales
                                              ---------        -----
   Merriman Flexible Bond Fund..............$13,695,940    $13,547,212
   Merriman Growth & Income Fund............ 19,592,452     24,035,087
   Merriman Capital Appreciation Fund....... 45,815,542     52,311,486
   Merriman Asset Allocation Fund........... 31,907,746     38,891,029
   Merriman Leveraged Growth Fund........... 60,596,479     69,411,863

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To The Board of Trustees and Shareholders of Merriman Investment Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Merriman Investment Trust, consisting of the Merriman Flexible Bond Fund, Merriman Growth & Income Fund, Merriman Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund as of September 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows of Merriman Leveraged Growth Fund for each of the two years in the period then ended and the financial highlights each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Merriman Investment Trust at September 30, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, Merriman Leveraged Growth cash flows for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Philadelphia, Pennsylvania                                  Tait, Weller & Baker
October 23, 1998